SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands	Aug. 12, 2024 USD ($) $ / shares shares	Aug. 01, 2024	Apr. 02, 2024 USD ($) $ / shares shares	Jan. 04, 2024 $ / shares shares	Jan. 04, 2024 $ / shares shares	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $			$ 3,300
Price per share | $ / shares			$ 0.35
Shares issued			9,480,500	2,806,302	2,806,302	65,000
Warrant exercise price per share | (per share)				$ 1.15	$ 1.36
Directors and officers [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $			$ 525
Non us residents [member]
IfrsStatementLineItems [Line Items]
Shares issued			734,440
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $	$ 2,395
Nasdaq listing, description		On August 1, 2024, the Company received a formal notice from the Nasdaq Stock Market LLC (“Nasdaq”) informing the Company that it has regained compliance with the market value of listed securities (“MVLS”) requirement under Nasdaq Listing Rule 5550(b)(2) (the “Rule”) for continued listing on the Nasdaq Capital Market. As previously reported, the Company was notified by Nasdaq on April 24, 2024, that it was not in compliance with Nasdaq’s Capital Market requirement because it failed to maintain a MVLS of at least $35 million for a period of 30 consecutive business days. To regain compliance with the Rule, the Company was required to maintain a MVLS of at least $35 million for a certain number of consecutive trading days. This requirement was met on July 31, 2024, the 14th consecutive trading day when the MVLS was at least $35 million
Nonadjusting event [member] | Directors and officers [member]
IfrsStatementLineItems [Line Items]
Proceeds from common shares | $	$ 420
Nonadjusting event [member] | Non us residents [member]
IfrsStatementLineItems [Line Items]
Shares issued	451,559
Nonadjusting event [member] | Pre Funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 0.3499
Warrant exercise price per share | $ / shares	$ 0.001
Nonadjusting event [member] | Pre Funded Warrants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Shares issued	2,697,168
Nonadjusting event [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Price per share | $ / shares	$ 0.35
Shares issued	4,147,326